BUSINESS ACQUISITION - Shandong (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Shandong
Business Acquisition [Line Items]
Revenues	$ 33,263
Net gain (loss)	1,383
Chongqing
Business Acquisition [Line Items]
Revenues	17,290
Net gain (loss)	180
Wuhan
Business Acquisition [Line Items]
Net gain (loss)	(10)
Other insignificant acquisitions
Business Acquisition [Line Items]
Revenues	71,483
Net gain (loss)	$ (1,652)